Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Revenue [Abstract]
Incremental costs of obtaining a contract	$ 943	$ 32	$ 1,335